Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per Share [Abstract]
Net Income per Common Share
The calculation of net income per common share is summarized below:

	For the years ended December 31,
	2024	2023	2022

Net income	$43,472	$2,282	$17,239
Less: Dividends to non-vested participating securities	(549)	(61)	(227)
Less: Undistributed earnings to non-vested participating securities	(980)	(10)	(105)
Net income attributable to common shareholders, basic	$41,943	$2,211	$16,907

Undistributed earnings to non-vested participating securities	$980	$10	$105
Undistributed earnings reallocated to non-vested participating securities	(974)	(10)	(51)
Net income attributable to common shareholders, diluted	$41,949	$2,211	$16,961

Weighted average common shares outstanding, basic	19,745,379	18,394,419	17,439,033
Effect of dilutive securities:
Warrants	134,497	48,269	245,015
Weighted average common shares outstanding, diluted	19,879,876	18,442,688	17,684,048

Net income per share attributable to common shareholders, basic	$2.12	$0.12	$0.97
Net income per share attributable to common shareholders, diluted	$2.11	$0.12	$0.96